Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				54 Months Ended	63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2008	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012	Apr. 30, 2013
Expenses:
Research and development	$ 707,660	$ 701,201		$ 2,362,872	$ 1,725,194	$ 2,368,481	$ 648,314			$ 3,053,151	$ 5,416,022
General and administrative	1,001,518	887,648		2,941,625	2,238,222	3,158,693	1,047,161			4,237,557	7,179,182
Loss from operations	(1,709,178)	(1,588,849)		(5,304,497)	(3,963,416)	(5,527,174)	(1,695,475)			(7,290,708)	(12,595,204)
Other income (expense):
Fair value of derivative liabilities in excess of proceeds							(808,590)			(808,590)	(808,590)
Adjustments to fair value of derivative liabilities		1,613,329			4,192,781	4,192,781	(1,041,795)			3,150,986	3,150,985
Loss on extinguishment of debt		(761,492)			(761,492)	(761,492)				(761,492)	(761,492)
Financing transaction costs							(210,000)			(210,000)	(210,000)
Non-cash interest expense	(19,481)	(74,562)		(71,075)	(236,864)	(266,567)				(266,567)	(337,642)
Interest expense							(1,357)			(1,357)	(1,357)
Impairment charges	0			0						(9,000)	(9,000)
Net income (loss) before income taxes	(1,728,659)	(811,574)		(5,375,572)	(768,991)	(2,362,452)	(3,757,217)			(6,196,728)	(11,572,300)
Provision for income taxes				2,000	2,400	2,400	1,600			4,000	6,000
Net income (loss)	$ (1,728,659)	$ (811,574)	$ (7,187)	$ (5,377,572)	$ (771,391)	$ (2,364,852)	$ (3,758,817)	$ (36,158)	$ (33,714)	$ (6,200,728)	$ (11,578,300)
Basic net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)		$ (0.05)	$ (0.01)	$ (0.04)	$ (0.06)
Diluted net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)		$ (0.05)	$ (0.01)	$ (0.04)	$ (0.06)
Weighted average shares used in computing basic net income (loss) per common share (in shares)	117,859,000	68,222,667		102,717,806	60,589,577	67,443,432	63,300,493
Weighted average shares used in computing diluted income (loss) per common share (in shares)	117,859,000	68,222,667		102,717,806	60,589,577	67,443,432	63,300,493